FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 688,098	$ 726,936
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	694,183	731,445
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	6,085	4,509
Lease receivable
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,314	5,067
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	16,314	5,067
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Sundry debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,615	4,451
Sundry debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	10,464	4,866
Sundry debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,849	415
Other receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	222,945	54,525
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	223,956	55,687
Prepayments
Disclosure Of Financials Instruments [Line items]
Credit exposure	61,930	82,316
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	61,930	82,316
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	997,902	873,295
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,006,847	879,381
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,945	6,086
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,011	1,162
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	36	36
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,521	1,910
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,485	1,874
Lease receivable
Disclosure Of Financials Instruments [Line items]
Credit exposure	64,611	23,868
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	64,611	23,868
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Sundry Debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,705	4,460
Sundry Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,705	4,460
Sundry Debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	25,272	2,448
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	25,272	2,448
Prepayments
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,877	1,862
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,877	1,862
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	101,501	32,674
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	102,986	34,548
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,485	1,874
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 0	$ 0